Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details 1
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State taxes, net of federal income tax	(6.00%)	(6.00%)
Change in deferred tax valuation allowance	35.00%	37.00%
Income tax expense	(5.00%)	(3.00%)